UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09018

                        AMERICAN BEACON MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2009

                  Date of reporting period: June 30, 2009


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

                    (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

                               Semi-Annual Report

                                   (GRAPHIC)

June 30, 2009

MONEY MARKET MILEAGE FUND

ABOUT AMERICAN BEACON ADVISORS

          Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

          Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

CONTENTS

Message from American Beacon.......................................            1
Financial Highlights
   Money Market Mileage Fund.......................................           13
Schedule of Investments
   Money Market Portfolio..........................................           14
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund                          June 30, 2009

(PHOTO OF GENE L. NEEDLES, JR.)

Fellow Shareholders,

          Enclosed is the Semi-Annual Report for the American Beacon Money Market Mileage Fund for the six months ended June 30, 2009.

          During the six months covered by this report, the Federal Reserve ("Fed") maintained the target range for the Fed Funds rate at 0% to 0.25%, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period.

          The American Beacon Money Market Mileage Fund reported a return of 0.04% for the six-month period ended June 30, 2009. American Beacon will continue to manage the Fund with preservation of principal, liquidity and yield as our top priorities. We believe this strategy and our low expense ratio will continue to serve the Fund well over time.

          Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Mileage Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Mileage Funds

ECONOMIC OVERVIEW
JUNE 30, 2009 (UNAUDITED)

          Economic conditions remain challenging, but tentative signs of improvement are emerging. The housing market is showing some signs of stabilizing, job losses are slowing, and business and consumer confidence are improving. Despite these economic "green shoots" recovery will be slow to take hold. Home sales have picked up, but the supply of homes on the market remains elevated, and home values continue to fall. While the pace of payroll declines is decelerating, the U.S. continues to shed jobs, and the unemployment rate continues to climb. Improvements in business and consumer confidence are encouraging, but growth in spending is likely to be moderate. Consumers are in the process of deleveraging and building savings, neither of which is conducive to a robust rebound in consumer spending or business investment. So while the economic bottoming process may have begun, we are not likely to achieve sustainable economic growth for some time.

          On the financial front, the government's efforts to stabilize financial markets are producing results. Equity markets have improved and credit markets are beginning to thaw. The Treasury-Eruo Dollar ("TED") spread, an indicator of perceived credit risk in the general economy, has come in over 400 basis points (4.00%) since its October 2008 peak. Banks and corporations are taking advantage of increased access to liquidity by successfully raising capital without government assistance. In addition, some large banks are beginning to wean themselves from government aid by announcing plans to repay Troubled Assets Relief Program ("TARP") funds.

          For its part, the Fed remains committed to its accommodative policy stance. Amid concerns that record liquidity injections and unprecedented government borrowing will cause inflation to accelerate, the Committee left the target range of the federal funds rate unchanged at 0.0-0.25% at the June 24th meeting. The Committee believes that although commodity prices have risen, substantial economic slack will dampen inflation pressures. They stated that "economic activity is likely to remain weak for some time," warranting "exceptionally low levels of the federal funds rate for an extended period."

          While we appear to be returning from the edge of economic abyss, we should not expect to see a substantial increase in economic activity in the near term. Recovery is likely to be limited with consumer demand constrained by rising unemployment and tight credit conditions. The economic outlook has improved, but significant headwinds remain.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2009 (UNAUDITED)

          Economic conditions remained challenging but some signs of improvement began to emerge during the first half of 2009. With continued uncertainty, the Federal Open Market Committee (FOMC) kept the benchmark interest rate at between
0.00 and 0.25 percent for the first four meetings of the year. It is expected that the low fed funds target is here to stay through the rest of 2009. As credit quality and liquidity continue to be the priority, the American Beacon Money Market Portfolio's primary strategy has been to buy short-dated, high quality commercial paper and overnight repurchase agreements. This strategy should stay in place until we see an improvement in overall credit conditions.

          For the six months ended June 30, 2009, the total return of the Mileage Class was 0.04%. The Fund underperformed the Lipper Money Market Funds Average return of 0.13% by 9 basis points (0.09%). Based on annualized total returns, Lipper, Inc. ranked the Mileage Class of the Fund 167 among 309, 78 among 270, and 58 among 198 Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2009, respectively.

          The Lipper Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                   (BAR CHART)

                            ANNUALIZED TOTAL RETURNS
                                AS OF 6/30/2009
                          ---------------------------
                          1 YEAR   5 YEARS   10 YEARS
                          ------   -------   --------
Mileage Class (1, 2)...    0.88%    2.97%      2.95%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Fund was waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

(2) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.66%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF JUNE 30, 2009

7-day Current Yield*.....      0.01%
7-day Effective Yield*...      0.01%
30-day Yield*............      0.01%
Weighted Avg. Maturity...   19 Days

* Annualized. You may call 1-800-967-9009 to obtain the Fund's current 7-day yields. Yield is a more accurate reflection of the Fund's current earnings than total returns.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2009 (UNAUDITED)

TOP ISSUERS AS OF JUNE 30, 2009

                                              % OF
                                          NET ASSETS**
                                          ------------
Federal Home Loan Mortgage Corp........       25.2%
Old Line Funding LLC...................        5.7%
Barton Capital Corp....................        5.7%
US Bank, NA (FDIC Guaranteed)..........        5.0%
Goldman Sachs & Co.....................        4.4%
Atlantis One Funding Corp..............        4.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2009

                                              % OF
                                          NET ASSETS**
                                          ------------
Overnight Repurchase Agreements........       39.8%
U.S. Government Agencies ..............       25.2%
Commercial Paper.......................       15.7%
Short-Term Investments.................        9.9%
TLGP CP (FDIC Insured).................        5.0%
Term Tri-Party Repurchase Agreements...        4.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

          The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                      Beginning                       Expenses Paid
                                    Account Value   Ending Account   During Period*
                                        1/1/09       Value 6/30/09   1/1/09-6/30/09
                                    -------------   --------------   --------------
MILEAGE CLASS
Actual ..........................     $1,000.00        $1,000.39          $2.98
Hypothetical (5% return before ..     $1,000.00        $1,021.82          $3.01

* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.60%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value............................   $    32,426
   Receivable for fund shares sold..............................             2
   Receivable from Manager for expense reimbursement (Note 2)...            15
   Prepaid expenses.............................................             7
                                                                   -----------
      TOTAL ASSETS..............................................        32,450
                                                                   -----------
LIABILITIES:
   Payable for fund shares redeemed.............................            41
   Distribution fees payable (Note 2)...........................             7
   Administrative service and service fees payable (Note 2).....             3
   Other liabilities............................................            11
                                                                   -----------
      TOTAL LIABILITIES.........................................            62
                                                                   -----------
   NET ASSETS...................................................   $    32,388
                                                                   ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital...........................................        32,388
                                                                   -----------
NET ASSETS......................................................   $    32,388
                                                                   ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Mileage Class................................................    32,387,676
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Mileage Class................................................   $      1.00
                                                                   ===========

                             See accompanying notes
    See accompanying Financial Statements of the American Beacon Money Market
                                    Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income..............................................     13
   Interest income..............................................   $106
   Portfolio expenses...........................................    (27)
                                                                   ----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO............     92
                                                                   ----
FUND EXPENSES:
   Administrative service fees (Note 2).........................     18
   Transfer agent fees..........................................      4
   Professional fees ...........................................      9
   Registration fees and expenses ..............................     12
   Distribution fees............................................     45
   Prospectus and shareholder reports...........................      3
   Other expenses...............................................      3
                                                                   ----
      TOTAL FUND EXPENSES ......................................     94
                                                                   ----
   Less reimbursement of fund expense (Note 2)..................    (14)
                                                                   ----
      NET FUND EXPENSES.........................................     80
                                                                   ----
NET INVESTMENT INCOME ..........................................     12
                                                                   ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments.............................      3
                                                                   ----
      NET GAIN ON INVESTMENTS...................................      3
                                                                   ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $ 15
                                                                   ====

                             See accompanying notes
    See accompanying Financial Statements of the American Beacon Money Market
                                    Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                   Six Months      Year ended
                                                                 ended June 30,   December 31,
                                                                      2009            2008
                                                                 --------------   ------------
                                                                   (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................................      $     12        $  1,022
   Net realized gain on investments ..........................             3               2
                                                                    --------        --------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...            15           1,024
                                                                    --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Mileage class ..........................................           (12)         (1,022)
   Net realized gain on investments:
      Mileage Class ..........................................            (3)             (2)
                                                                    --------        --------
      DISTRIBUTIONS TO SHAREHOLDERS ..........................           (15)         (1,024)
                                                                    --------        --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .............................         2,535           7,454
   Reinvestment of dividends and distributions ...............            15           1,012
   Cost of shares redeemed ...................................       (10,844)        (15,601)
                                                                    --------        --------
      NET INCREASE (DECREASE) IN NET ASSETS ..................        (8,294)         (7,135)
                                                                    --------        --------
NET INCREASE (DECREASE) IN NET ASSETS ........................        (8,294)         (7,135)
                                                                    --------        --------
NET ASSETS:
   Beginning of period .......................................        40,682          47,817
                                                                    --------        --------
   END OF PERIOD .............................................      $ 32,388        $ 40,682
                                                                    ========        ========

                             See accompanying notes
   See accompanying Financial Statements of the American Beacon Money Market
                                   Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          The American Beacon Money Market Mileage Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management investment company.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

          The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the "Portfolio"), an open-end diversified management investment company.

AMERICAN BEACON:            invests assets in   AMERICAN BEACON MASTER TRUST:
----------------                                -----------------------------
Money Market Mileage Fund                       Money Market Portfolio

          The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund's proportionate interest in the net assets of the portfolio (4.08% at June 30, 2009). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

          The following is a summary of the significant accounting policies followed by the Fund.

Class Disclosure

CLASS:          OFFERED TO:                              SERVICE AND DISTRIBUTION FEES:
-----           -----------                              ------------------------------
Mileage Class   Individuals and certain grantor trusts   Distribution Fee-0.25%

Security Valuation

          The Fund records its investment in the Portfolio at fair value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

          The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

          The summary of inputs used to value the Portfolios' net assets as of June 30, 2009 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

          The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the corresponding Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

          Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

Distribution Plan

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

Reimbursement and Waiver of Expenses

          The Manager voluntarily waived distribution and other expenses totaling $14,220 for the six months ended June 30, 2009.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

Expense Reimbursement Plan

          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended June 30, 2009, the Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME AND EXCISE TAXES

          It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

          The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

          The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 were as follows (in thousands):

                                              SIX MONTHS ENDED    YEAR ENDED
                                                   JUNE 30,      DECEMBER 31,
                                                    2009             2008
                                              ----------------   ------------
                                               (Unaudited)
DISTRIBUTIONS PAID FROM ORDINARY INCOME*:
   Mileage Class...........................         $15             $1,024
                                                    ---             ------
TOTAL DISTRIBUTIONS........................         $15             $1,024
                                                    ===             ======

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

          As of June 30, 2009, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

          The Fund does not have capital loss carryforwards as of June 30, 2009.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

          The tables below summarize the activity in capital shares for the Fund (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2009

Shares sold ...........................     2,535
Reinvestment of dividends .............        15
Shares redeemed .......................   (10,844)
                                          -------
Net (decrease) in shares outstanding ..    (8,294)
                                          =======

Year Ended December 31, 2008

Shares sold ...........................     7,454
Reinvestment of dividends .............     1,012
Shares redeemed .......................   (15,601)
                                          -------
Net (decrease) in shares outstanding ..   (7,1356)
                                          =======

5. SUBSEQUENT EVENTS

          In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              Mileage Class
                                                     -----------------------------------------------------------------
                                                     Six Months                  Year Ended December 31,
                                                     Ended June    ---------------------------------------------------
                                                      30, 2009       2008       2007       2006      2005       2004
                                                     ----------    -------    -------    -------    -------    -------
                                                     (unaudited)
Net asset value, beginning of period ..............    $  1.00     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       -------     -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income (A) ......................         --(B)     0.02       0.05       0.05       0.03       0.01
   Net realized gain on investments ...............         --(B)       --(B)      --(B)      --(B)      --(B)      --(B)
                                                       -------     -------    -------    -------    -------    -------
Total income from investment operations ...........       0.00        0.02       0.05       0.05       0.03       0.01
                                                       -------     -------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment income ...........         --(B)    (0.02)     (0.05)     (0.05)     (0.03)     (0.01)
   Distributions from net realized gains
      on securities ...............................         --(B)       --(B)      --(B)      --(B)      --(B)      --(B)
                                                       -------     -------    -------    -------    -------    -------
Total distributions ...............................       0.00       (0.02)     (0.05)     (0.05)     (0.03)     (0.01)
                                                       -------     -------    -------    -------    -------    -------
Net asset value, end of period ....................    $  1.00     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       =======     =======    =======    =======    =======    =======
Total return ......................................       0.04%(C)    2.21%      4.68%      4.61%      2.75%      0.93%
                                                       =======     =======    =======    =======    =======    =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .......    $32,388     $40,682    $47,817    $47,960    $50,684    $45,475
   Ratios to average net assets
      (annualized):(A) ............................
   Expenses, net of waivers .......................       0.60%       0.64%      0.72%      0.57%      0.58%      0.51%
   Expenses before waivers ........................       0.68%       0.64%      0.75%      0.57%      0.58%      0.51%
   Net investment income, net of waivers ..........       0.07%       2.21%      4.59%      4.52%      2.73%      0.91%
   Net investment income (loss), before waivers ...      (0.01)%      2.21%      4.56%      4.52%      2.73%      0.91%

----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                     PAR
                                                                    AMOUNT       VALUE
                                                                 -----------   --------
                                                                 (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 30.22%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.19%
      0.54%, Due 7/14/2009 ...................................   $    45,000   $ 44,991
      0.53%, Due 7/20/2009 ...................................        75,000     74,979
      0.45%, Due 7/28/2009 ...................................        36,520     36,508
      0.48%, Due 8/10/2009 ...................................         3,500      3,498
      0.49%, Due 8/10/2009 ...................................        40,000     39,978
                                                                                199,954
                                                                               --------

OTHER GOVERNMENT RELATED - 5.03%
      US Bank, NA (FDIC Guaranteed), 1.02%, Due 9/21/2009 # ..        40,000     39,907
                                                                               --------
   TOTAL U.S. AGENCY OBLIGATIONS .............................                  239,861
                                                                               --------
COMMERCIAL PAPER - 15.73%
   Atlantis One Funding Corp., 0.60%, Due 12/15/2009 ++ ......        35,000     34,902
   Barton Capital Corp., 0.50%, Due 7/6/2009 ++ ..............        45,000     44,997
   Old Line Funding LLC, 0.60%, Due 7/1/2009 ++ ..............        45,000     45,000
   TOTAL COMMERCIAL PAPER ....................................                  124,899
                                                                               --------

                                                                    SHARES
                                                                 -----------
SHORT TERM INVESTMENTS - 9.91%
OTHER SHORT-TERM INVESTMENTS - 9.91%
   AIM Short-Term Investment Company Liquid Asset Fund .......    39,286,075     39,286
   Dreyfus Institutional Cash Advantage Fund .................    39,397,541     39,398
   TOTAL SHORT TERM INVESTMENTS ..............................                   78,684
                                                                               --------


                                                                     PAR
                                                                    AMOUNT
                                                                 -----------
REPURCHASE AGREEMENTS - 44.15%
   Barclays Capital, Inc., 0.09%, Due 7/1/2009 (Held at
      Bank of New York Mellon, Collateralized by U.S. ........
      Government Agency Obligations valued at $12,240, 1.7%,
      12/23/2010) ............................................   $    12,000     12,000
      0.79%, Due 7/1/2009 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at
      $40,041, 5.95% - 8.25%, 4/25/2012 - 1/20/2034) .........        38,000     38,000
   BNP Paribas Securities Corp., 0.59%, Due 7/1/2009
      (Held at Bank of New York Mellon, Collateralized by
      Corporate Obligations valued at $41,800, Zero Coupon -
      9.86%, 8/24/2009 - 6/11/2019) ..........................        38,000     38,000
   Credit Suisse Securities (USA) LLC, 0.44%, Due 7/1/2009
      (Held at JPMorgan Chase, Collateralized by Equity
       Securities valued at $41,800) .........................        38,000     38,000
   Deutsche Bank Securities, Inc., 0.44%, Due 7/1/2009
      (Held at Bank of New York Mellon, Collateralized by
      Equity Securities valued at $41,800) ...................        38,000     38,000
   Goldman Sachs & Co., 0.05%, Due 7/1/2009 (Held at Bank
      of New York Mellon, Collateralized by U.S. .............
   Government Agency Obligations valued at $2,545, Zero
      Coupon, 1/26/2010) .....................................         2,495      2,495
      0.49%, Due 7/6/2009 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at
      $38,500) ...............................................        35,000     35,000
   J.P. Morgan Clearing Corp., 0.49%, Due 7/1/2009 (Held at
      JPMorgan Chase, Collateralized by Equity
      Securities valued at $36,750) ..........................        35,000     35,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.49%, Due
      7/1/2009 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at $41,800)..        38,000     38,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                     PAR
                                                                    AMOUNT       VALUE
                                                                 -----------   --------
                                                                 (DOLLARS IN THOUSANDS)
   Morgan Stanley & Co., 0.49%, Due 7/1/2009 (Held at
      JPMorgan Chase, Collateralized by Equity Securities
      valued at $39,900) .....................................   $    38,000   $ 38,000
   RBC Capital Markets Corp., 0.49%, Due 7/1/2009 (Held at
      Bank of New York Mellon, Collateralized by Equity
      Securities valued at $39,900) ..........................        38,000     38,000
                                                                               --------
   TOTAL REPURCHASE AGREEMENTS ...............................                  350,495
                                                                               --------

TOTAL INVESTMENTS - 100.01% (COST $793,939) ..................                 $793,939
                                                                               --------
LIABILITIES, NET OF OTHER ASSETS - (0.01%) ...................                      (82)
                                                                               --------
TOTAL NET ASSETS - 100.00% ...................................                 $793,857
                                                                               ========

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $124,899 or 15.73% of net assets. The Fund has no right to demand registration of these securities.

# Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the values of these Securities amounted to $39,907 or 5.03% of net assets

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS)

                                                                 MONEY MARKET
                                                                 ------------
ASSETS:
   Investment in securities at value (cost - $443,444) .......     $443,444
   Repurchase agreement (cost - $350,495) ....................      350,495
   Dividends and interest receivable .........................            6
   Prepaid expenses ..........................................           53
                                                                   --------
      TOTAL ASSETS ...........................................      793,998
                                                                   --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ..           64
   Other liabilities .........................................           77
                                                                   --------
      TOTAL LIABILITIES ......................................          141
                                                                   --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .....     $793,857
                                                                   ========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS)

                                                                 MONEY MARKET
                                                                 ------------
INVESTMENT INCOME:
   Dividend income ...........................................      $  297
   Interest income ...........................................       2,703
                                                                    ------
      TOTAL INVESTMENT INCOME ................................       3,000
                                                                    ------
EXPENSES:
   Management and investment advisory fees (Note 2) ..........         457
   Custodian fees ............................................          36
   Professional fees .........................................          50
   Insurance fees ............................................         107
   Other expenses ............................................          31
                                                                    ------
      TOTAL EXPENSES .........................................         681
                                                                    ------
NET INVESTMENT INCOME ........................................       2,319
                                                                    ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ..........................          84
                                                                    ------
      NET GAIN ON INVESTMENTS ................................          84
                                                                    ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $2,403
                                                                    ======

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                            MONEY MARKET
                                                    ---------------------------
                                                     Six Months     Year Ended
                                                     Ended June    December 31,
                                                      30, 2009         2008
                                                    -----------   -------------
                                                    (unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ........................   $     2,319   $     330,834
   Net realized gain on investments .............            84             197
                                                    -----------   -------------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS .............................         2,403         331,031
                                                    -----------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ................................     1,015,994     125,022,264
   Withdrawals ..................................    (1,186,828)   (137,575,006)
                                                    -----------   -------------
      NET DECREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL
         INTERESTS ..............................      (170,834)    (12,552,742)
                                                    -----------   -------------
      NET DECREASE IN NET ASSETS ................      (168,431)    (12,221,711)
                                                    -----------   -------------
NET ASSETS:
   Beginning of period ..........................       962,288      13,183,999
                                                    -----------   -------------
   END OF PERIOD ................................   $   793,857   $     962,288
                                                    ===========   =============

FINANCIAL HIGHLIGHTS

                                                                Money Market
                                             --------------------------------------------------
                                              Six Months          Year Ended December 31,
                                              Ended June   ------------------------------------
                                               30, 2009    2008    2007    2006    2005    2004
                                             -----------   ----    ----    ----    ----    ----
                                             (unaudited)
Total return .............................      0.27%(A)   2.75%   5.33%   5.09%   3.25%   1.34%
Ratios to average net assets (annualized):
   Expenses ..............................      0.15%      0.11%   0.11%   0.11%   0.11%   0.11%
   Net investment income .................      0.51%      2.94%   5.19%   5.03%   3.20%   1.30%

(A)  Not annualized

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          The American Beacon Money Market Portfolio (the "Portfolio") is a series of the American Beacon Master Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.

          American Beacon Advisors, Inc. (the "Manager") is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

          The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

          The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolio's net assets as of June 30, 2009 is as follows (in thousands):

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

                                                 Quoted Prices in                         Significant
                                                Active Markets for   Significant Other   Unobservable
                                                 Identical Assets    Observable Inputs      Inputs
Description                                          (Level 1)           (Level 2)         (Level 3)      Total
-----------                                     ------------------   -----------------   ------------   --------
Assets:
U.S. Agency Obligations .....................         $    --             $239,861            $--       $239,861
Commercial Paper ............................              --              124,899             --        124,899
Short-Term Investments ......................          78,684                   --             --         78,684
Repurchase Agreements .......................              --              350,495             --        350,495
                                                      -------             --------            ---       --------
Total Investments ...........................          78,684              715,255             --        793,939
Liabilities:
Investments in Other Financial Instruments ..              --                   --             --             --
Total .......................................         $78,684             $715,255            $--       $793,939
                                                      =======             ========            ===       ========

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

          For FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of June 30, 2009 included in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations. For the six months ended June 30, 2009, the Portfolio recognized $0 in interest and penalties.

Repurchase Agreements

          Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government and non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio 0.09% of the average daily net assets of the Portfolio.

Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.

Interfund Lending Program

          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2009, the credit facility was not utilized.

3. SUBSEQUENT EVENTS

          In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

          At its May 27, 2009 meeting, the Board of Trustees ("Board") considered the renewal of each existing Management Agreement between the Manager and the American Beacon Funds ("Beacon Trust"), American Beacon Mileage Funds ("Mileage Trust"), American Beacon Select Funds ("Select Trust") and American Beacon Master Trust ("Master Trust") (collectively, the "Funds") and each Investment Advisory Agreement between the Manager and a subadvisor ("Investment Advisory Agreements" and collectively with the Management Agreement, the "Agreements"). In preparation for the Board's consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

          In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 13, 2009 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

          In connection with the Board's consideration of the Agreements, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the firm's most recent audited or unaudited financial statements, as well as Parts I and II of its Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was materially below that of the peer group;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - a description of any payments by the Manager to support the Funds' marketing efforts;

     - an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition would not impair its ability to provide high-quality advisory services to the Funds;

     - a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment and,

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

          as applicable, information regarding the firm's decline in assets under management from January 1, 2008 through March 31, 2009;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the firm;

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a certification by the firm regarding the reasonable design of its compliance program;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons; and

     - verification of the firm's insurance coverage with regards to the services provided to the Funds.

          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of any revenue sharing activities with respect to the Funds;

     - a description of the portfolio turnover rate and average execution costs for each Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

          In connection with the Management Agreement and each Investment Advisory Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 13, 2009 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 27, 2009 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement and each Investment Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

          In determining whether to renew the Management Agreement and each Investment Advisory Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the May 27, 2009 meeting, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors;
(6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and
(7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the master portfolios.

          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Beacon Trust, Mileage Trust and Select Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a "Feeder Fund"), the Fund will not pay the Manager a management fee. Because the money market series of the Mileage Trust operates as Feeder Funds with respect to the Master Trust, the Manager only receives a management fee from the Master Trust. With respect to the Money Market Funds, the Board also considered the Manager's advisory fees for services provided by the Manager to institutional separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to discontinue the expense waivers and reimbursements for certain classes of the Funds that were closing or maintained competitive expense ratios without such expense waivers. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

          Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board also noted the Manager's representation that Fund assets have decreased significantly primarily due to market depreciation in 2008 and the first quarter of 2009, as well as significant share redemptions from the Money Market Funds and the inability of certain competitor money market funds' to maintain positive yields, causing mass redemptions in money market funds throughout the industry. In addition, the Board noted that the management fee for the Money Market Funds is amongst the lowest in the industry. Based on the foregoing information, the Board

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

concluded that the Manager's fee schedule for the Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

          Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager's relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager, noting specifically the Manager's utilization of the Large Cap Value Fund model for a newly registered actively managed exchange traded fund managed by the Manager. In addition, the Board noted that the Manager provides services to each Trust at a relatively low cost.

          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET MILEAGE FUND

          The Money Market Fund was compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

          In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Mileage Fund - Mileage Class outperformed the Lipper Average for all reported periods ended March 31, 2009; and (2) the total expense ratio of the Mileage Fund - Mileage Class was lower than its Lipper expense group median.

          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.

                    (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                      (GRAPHIC)                                            (GRAPHIC)
                      BY E-MAIL:                                        ON THE INTERNET:
          american_beacon.funds@ambeacon.com           Visit our website at www.americanbeaconfunds.com

                      (GRAPHIC)                                            (GRAPHIC)
                    BY TELEPHONE:                                           BY MAIL:
                   Mileage Class(R)                                  American Beacon Funds
                 Call (800) 388-3344                                    P.O. Box 219643
                                                                   Kansas City, MO 64121-9643

   AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES       AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments           A description of the policies and procedures the
provided in each semi-annual and annual report,      Fund uses to determine how to vote proxies
the Fund files a complete schedule of its            relating to portfolio securities is available in
portfolio holdings with the Securities and           the Fund's Statement of Additional Information, is
Exchange Commission ("SEC") on Form N-Q as of the    available free of charge on the Fund's website
first and third fiscal quarters. The Fund's Forms    (www.americanbeaconfunds.com) and by calling
N-Q are available on the SEC's website at            1-800-967-9009 or by accessing the SEC's website
www.sec.gov. The Forms N-Q may also be reviewed      at www.sec.gov. The Fund's proxy voting record for
and copied at the SEC's Public Reference Room, 450   the most recent year ended June 30 is filed
Fifth Street, NW, Washington, DC 20549.              annually with the SEC on Form N-PX. The Fund's
Information regarding the operation of the SEC's     Forms N-PX are available on the SEC's website at
Public Reference Room may be obtained by calling     www.sec.gov. The Fund's proxy voting record may
1-800-SEC-0330. A complete schedule of the Fund's    also be obtained by calling 1-800-967-9009.
portfolio holdings is also available on the Fund's
website (www.americanbeaconfunds.com)
approximately thirty days after the end of each
month.

FUND SERVICE PROVIDERS:

CUSTODIAN                     TRANSFER AGENT                   INDEPENDENT REGISTERED PUBLIC   DISTRIBUTOR
STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES   ACCOUNTING FIRM                 FORESIDE FUND SERVICES
Boston, Massachusetts         Kansas City, Missouri            ERNST & YOUNG LLP               Portland, Maine
                                                               Dallas, Texas

This report is prepared for shareholders of the American Beacon Mileage Fund and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/09




ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2009


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 3, 2009